Janus Henderson Global Technology and Innovation Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 96.4%
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	215,450	$113,449,507
Visa Inc	182,954	57,820,782
		171,270,289
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp	1,253,214	87,035,712
Entertainment – 1.3%
Netflix Inc*	72,422	64,551,177
Spotify Technology SA*	64,352	28,789,798
		93,340,975
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings Inc	20,522	101,961,915
DoorDash Inc - Class A*	536,566	90,008,947
		191,970,862
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	157,350	21,693,844
Information Technology Services – 1.4%
GoDaddy Inc*	110,078	21,726,095
Shopify Inc*	744,696	79,183,526
		100,909,621
Interactive Media & Services – 6.6%
Alphabet Inc - Class C	1,644,370	313,153,823
Meta Platforms Inc - Class A	285,723	167,293,674
		480,447,497
Media – 0.3%
Trade Desk Inc*	181,492	21,330,755
Multiline Retail – 6.8%
Alibaba Group Holdings Ltd (ADR)	822,121	69,707,640
Amazon.com Inc*	1,143,942	250,969,435
JD.com Inc (ADR)	911,575	31,604,305
MercadoLibre Inc*	66,596	113,242,502
Pinduoduo Inc (ADR)*	344,145	33,378,624
		498,902,506
Professional Services – 0.5%
Paylocity Holding Corp*	200,667	40,027,046
Road & Rail – 0.4%
Uber Technologies Inc*	535,845	32,322,170
Semiconductor & Semiconductor Equipment – 30.8%
Analog Devices Inc	434,777	92,372,721
Applied Materials Inc	403,488	65,619,253
ASM International NV	46,216	26,364,436
ASML Holding NV	302,518	212,724,892
BE Semiconductor Industries NV	94,192	12,736,962
Broadcom Inc	541,784	125,607,203
KLA Corp	84,967	53,539,406
Lam Research Corp	502,056	36,263,505
Marvell Technology Inc	926,851	102,370,693
NVIDIA Corp	7,304,697	980,947,760
NXP Semiconductors NV	122,322	25,424,628
ON Semiconductor Corp*	202,257	12,752,304
Taiwan Semiconductor Manufacturing Co Ltd	14,560,000	475,485,901
Texas Instruments Inc	178,504	33,471,285
		2,255,680,949
Software – 34.5%
Amplitude Inc - Class A*	1,286,267	13,570,117
Appfolio Inc*	52,527	12,959,461
Atlassian Corp - Class A*	70,332	17,117,402
Autodesk Inc*	426,084	125,937,648
Blackline Inc*	301,020	18,289,975
Cadence Design Systems Inc*	506,765	152,262,612
CCC Intelligent Solutions Holdings Inc*	10,064,427	118,055,729
Constellation Software Inc/Canada	75,012	231,977,728
Datadog Inc - Class A*	287,663	41,104,166
Dynatrace Inc*	1,213,638	65,961,225
Guidewire Software Inc*	133,366	22,482,840

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
HubSpot Inc*	14,913	$10,390,931
Intuit Inc	123,263	77,470,796
Kinaxis Inc*	96,341	11,605,427
Lumine Group Inc*	1,260,804	36,088,135
Microsoft Corp	1,683,079	709,417,798
Monday.com Ltd*	57,001	13,420,315
Nice Ltd (ADR)*	113,577	19,289,918
Oracle Corp	1,208,287	201,348,946
Pagerduty Inc*	303,145	5,535,428
Palo Alto Networks Inc*	151,928	27,644,819
Pony AI Inc (ADR)*,#	679,683	9,753,451
Procore Technologies Inc*	1,117,527	83,736,298
PTC Inc*	199,054	36,600,059
Salesforce.com Inc	320,390	107,115,989
ServiceNow Inc*	87,402	92,656,608
ServiceTitan Inc - Class A*,#	21,863	2,249,047
Synopsys Inc*	275,771	133,848,213
Tyler Technologies Inc*	142,228	82,014,354
Workday Inc - Class A*	111,611	28,798,986
Workiva Inc*	152,693	16,719,884
		2,525,424,305
Specialized Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	49,765	46,922,921
Technology Hardware, Storage & Peripherals – 5.9%
Apple Inc	1,709,524	428,099,000
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	289,295	63,856,085
Total Common Stocks (cost $3,609,228,657)		7,059,234,537
Private Placements – 0.8%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	14,075,264
Software – 0.6%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc - private equity common shares*,¢,§	78,474	4,839,492
Via Transportation Inc - Series A*,¢,§	50,741	3,129,197
Via Transportation Inc - Series B*,¢,§	9,272	571,804
Via Transportation Inc - Series C*,¢,§	8,331	513,773
Via Transportation Inc - Series D*,¢,§	29,804	1,838,013
Via Transportation Inc - Series E*,¢,§	13,836	853,266
Via Transportation Inc - Series G-1*,¢,§	563,981	34,780,708
		46,526,253
Total Private Placements (cost $56,880,997)		60,601,517
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	135,810
Investment Companies – 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $204,613,507)	204,572,592	204,613,507
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	5,287,992	5,287,992
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$1,321,998	1,321,998
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,609,990)		6,609,990
Total Investments (total cost $3,878,319,333) – 100.1%		7,331,195,361
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(10,489,696)
Net Assets – 100%		$7,320,705,665

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,925,705,991	80.8%
Taiwan	475,485,901	6.5
Canada	358,854,816	4.9
Netherlands	251,826,290	3.4
China	144,444,020	2.0
Argentina	113,242,502	1.5
Israel	32,710,233	0.5
Sweden	28,789,798	0.4
Singapore	135,810	0.0
Total	$7,331,195,361	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$354,177,309	$542,966,567	$(692,530,369)	$(10,375)	$10,375	$204,613,507	204,572,592	$3,893,818
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	1,285,451	25,931,727	(21,929,186)	-	-	5,287,992	5,287,992	22,735 ∆
Total Affiliated Investments - 2.9%
	$355,462,760	$568,898,294	$(714,459,555)	$(10,375)	$10,375	$209,901,499	209,860,584	$3,916,553

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2024 is $60,601,517, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$13,821,757	$14,075,264	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3,392,431	4,839,492	0.1
Via Transportation Inc - Series A	12/2/21	2,193,533	3,129,197	0.0
Via Transportation Inc - Series B	12/2/21	400,829	571,804	0.0
Via Transportation Inc - Series C	12/2/21	360,149	513,773	0.0
Via Transportation Inc - Series D	12/2/21	1,288,427	1,838,013	0.0
Via Transportation Inc - Series E	12/2/21	598,130	853,266	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	25,665,478	34,780,708	0.5
Total		$56,880,997	$60,601,517	0.8%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$1,528,368,758	$727,312,191	$-
All Other	4,803,553,588	-	-
Private Placements	-	-	60,601,517
Warrants	135,810	-	-
Investment Companies	-	204,613,507	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,609,990	-
Total Assets	$6,332,058,156	$938,535,688	$60,601,517

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70236 02-25